UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—82.25%
3,000	California, Daily Kindergarten Universal, Series A-2	A	3.640	3,000,000
2,200	California, Daily Kindergarten Universal, Series A-5	A	3.610	2,200,000
1,500	California, Daily Kindergarten Universal, Series B-2	A	3.550	1,500,000
14,725	California Department of Water Resources Power Supply Revenue, Series A (MBIA Insured)	05/01/07	5.250	14,745,672
15,650	California Department of Water Resources Power Supply Revenue, Series B-l	A	3.680	15,650,000
11,100	California Department of Water Resources Power Supply Revenue, Series B-2	A	3.700	11,100,000
11,500	California Department of Water Resources Power Supply Revenue, Subseries F-4	A	3.680	11,500,000
11,200	California Department of Water Resources Power Supply Revenue, Subseries F-5	A	3.700	11,200,000
10,500	California Department of Water Resources Power Supply Revenue, Subseries G-14 (FGIC Insured)	A	3.490	10,500,000
4,200	California Economic Recovery, Series C-8 (ST-GTD)	A	3.550	4,200,000
10,100	California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A	A	3.500	10,100,000
25,250	California Educational Facilities Authority Revenue (Stanford University), Series S-4	A	3.540	25,250,000
8,000	California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A	A	3.520	8,000,000
10,000	California Health Facilities Financing Authority Revenue (Catholic Health Facilities), Series J	A	3.560	10,000,000
6,504	California Health Facilities Financing Authority Revenue (Floating Pooled Loan Program), Series B (FGIC Insured)	A	3.500	6,504,000
21,100	California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C	A	3.600	21,100,000
8,815	California Health Facilities Financing Authority Revenue (Insured Hospital Adventist), Series B (MBIA Insured)	A	3.680	8,815,000
4,050	California Health Facilities Financing Authority Revenue (Insured Sutter/CHS), Series B (AMBAC Insured)	A	3.630	4,050,000
15,500	California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research)	A	3.550	15,500,000
8,000	California Infrastructure & Economic Development Bank Revenue (Contemporary Jewish Museum)	A	3.550	8,000,000
16,200	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B	A	3.620 to 3.680	16,200,000
22,900	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series D	A	3.680	22,900,000
1,000	California Infrastructure & Economic Development Bank Revenue (Jewish Community Center) (FGIC Insured)	A	3.680	1,000,000
4,999	California, Series 1599 (MBIA Insured)[1]	A	3.640	4,998,500
8,000	California, Series B, Subseries B-5	A	3.500	8,000,000
5,000	California, Series B-l	A	3.530	5,000,000
7,500	California, Series C-4	A	3.560	7,500,000

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
1,300	California Statewide Communities Development Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project)	A	3.650	l,300,000
6,985	California Statewide Communities Development Authority Revenue (Cathedral High School Project)	A	3.480	6,985,000
12,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series A	A	3.520	12,000,000
10,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B	A	3.600	10,000,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	3.600	3,400,000
7,395	California, Weekly Kindergarten Universal, Public Series A-9	A	3.550	7,395,000
2,325	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco)	A	3.680	2,325,000
9,520	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project) (AMBAC Insured)	A	3.550	9,520,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B-2 (XLCA Insured)	A	3.500	8,000,000
22,000	Desert Sands California Unified School District (ABN AMRO MuniTops Certificate Trust, Series 2006-41) (AMBAC Insured)[1]	A	3.660	22,000,000
10,525	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 1 (XLCA Insured)	A	3.550	10,525,000
7,465	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A (FSA Insured)	A	3.540	7,465,000
6,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B (XLCA Insured)	A	3.500	6,000,000
10,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-l (XLCA Insured)	A	3.550	10,600,000
9,935	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3 (XLCA Insured)	A	3.500	9,935,000
5,865	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A	A	3.650	5,865,000
5,300	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B	A	3.650	5,300,000
1,000	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14)	A	3.650	1,000,000
9,400	Irvine Ranch Water District Consolidated Bonds	A	3.700	9,400,000
14,755	Los Angeles County Tax and Revenue Anticipation Notes, Series A	06/29/07	4.500	14,790,103
7,800	Los Angeles County Transport Commission Sales Tax and Revenue, Series A (FGIC Insured)	A	3.540	7,800,000
6,490	Los Angeles Unified School District, Series 109 (FGIC Insured)[1]	A	3.660	6,490,000

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
14,000	Los Angeles Unified School District (PUTTERs), Series 1558 (FGIC Insured)[1]	A	3.650	14,000,000
35,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries A (XLCA Insured)	A	3.490	35,000,000
6,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries B-l (XLCA Insured)	A	3.520	6,000,000
6,600	Los Angeles Water and Power Revenue, Subseries A-3	A	3.560	6,600,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	3.560	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	3.530	9,900,000
15,775	Los Angeles Water and Power Revenue, Subseries B-3	A	3.650	15,775,000
7,000	Los Angeles Water and Power Revenue, Subseries B-6	A	3.680	7,000,000
1,500	M-S-R Public Power Agency Revenue Subordinated Lien (San Juan Project), Series F (MBIA Insured)	A	3.680	1,500,000
15,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2	A	3.470	15,000,000
9,900	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-l	A	3.530	9,900,000
10,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-2	A	3.530	10,000,000
6,800	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-l	A	3.700	6,800,000
10,460	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-2	A	3.530	10,460,000
3,365	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	3.650	3,365,000
16,100	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A) (MBIA Insured)	A	3.550	16,100,000
25,513	Oakland Alameda County Coliseum Authority Lease Revenue	A	3.530	25,513,000
15,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.530	15,000,000
6,490	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	3.550	6,490,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured)	A	3.550	13,200,000
40,000	Orange County Water District Revenue Certificates of Participation, Series A	A	3.540	40,000,000
4,700	Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A	A	3.550	4,700,000
5,430	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	3.490	5,430,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento Regional County Sanitation District), Series C	A	3.550	5.500,000
12,000	Sacramento Unified School District Certificates of Participation (FSA Insured)	A	3.540	12,000,000

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)
10,000	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	3.560	10,000,000
10,000	San Diego County Certificates of Participation	A	3.540	10,000,000
7,060	San Diego Unified School District, Series 110 (FSA Insured)[1]	A	3.660	7,060,000
4,350	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I (XLCA Insured)	A	3.550	4,350,000
18,200	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33J (XLCA Insured)	A	3.430	18,200,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	3.550	4,000,000
4,530	San Jose Redevelopment Agency Tax Allocation (PUTTERs), Series 1620 (MBIA Insured)[1]	A	3.650	4,530,000
5,900	San Jose Redevelopment Agency Tax Allocation (PUTTERs), Series 1621 (MBIA Insured)[1]	A	3.650	5,900,000
10,000	San Jose Redevelopment Agency Tax Allocation, Series MT-344 (AMBAC Insured)[1]	A	3.660	10,000,000
900	Santa Ana Health Facilities Revenue (Multi Modal Town and Country)	A	3.690	900,000
8,800	Santa Clara Unified School District Tax and Revenue Anticipation Notes	07/02/07	4.500	8,820,768
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured)	A	3.570	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B (FGIC Insured)	A	3.670	5,300,000
12,800	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission Project) (AMBAC Insured)	A	3.550	12,800,000
1,300	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	3.680	1,300,000
10,345	University of California Regents Pooled Revenue (Bank of America), Series 2007-118 (MBIA Insured)[1]	A	3.660	10,345,000
2,600	University of California Regents Pooled Revenue, Series B-l	A	3.700	2,600,000
10,000	University of California Revenue (Bank of America), Series 2007-119 (FSA Insured)[1]	A	3.600	10,000,000
6,100	University of California Revenue (PUTTERs), Series 1671 [1]	A	3.610	6,100,000
23,990	Vernon Natural Gas Financing Authority Revenue (Vernon Gas Project), Series C (MBIA Insured)	A	3.550	23,990,000
14,135	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A (FSA Insured)	A	3.540	14,135,000
Total municipal bonds and notes (cost—$932,222,043)				932,222,043

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Tax-exempt commercial paper—11.67%
17,500	California Educational Facilities Authority Revenue (Carnegie Institute of Washington)	04/04/07	3.550	17,500,000
3,300	California Statewide Community Development Authority (Kaiser Permanente)	05/16/07	3.560	3,300,000
11,310	Long Beach Gas Utility	04/05/07 to 05/07/07	3.500 to 3.520	11,310,000
15,000	Los Angeles County Department of Water and Power	06/08/07 to 06/15/07	3.530	15,000,000
5,000	Los Angeles County Transportation	06/29/07	3.530	5,000,000
5,000	Los Angeles Municipal Corp.	05/07/07	3.500	5,000,000
5,001	Riverside County	05/09/07	3.550	5,001,000
23,136	San Diego County Regional Transportation Commission	05/04/07 to 06/12/07	3.520 to 3.600	23,136,000
8,500	San Diego County Water	04/04/07 to 05/09/07	3.520 to 3.570	8,500,000
8,750	San Francisco County Regional Transportation Commission	04/11/07	3.440	8,750,000
3,040	San Francisco Public Utility	06/06/07	3.550	3,040,000
7,000	San Joaquin County Transportation Authority	06/14/07	3.550	7,000,000
5,000	San Jose Finance Authority	05/07/07	3.550	5,000,000
3,000	Turlock Irrigation District	05/08/07	3.540	3,000,000
5,000	University of California Revenue	06/11/07	3.520	5,000,000
6,700	Ventura County Public Finance Authority	05/04/07	3.560	6,700,000
Total tax-exempt commercial paper (cost—$132,237,000)				132,237,000

Municipal asset-backed securities—5.64%
63,995	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1711P (cost—$63,995,000)[1]	A	3.850	63,995,000

Total investments (cost—$1,128,454,043 which approximates cost for federal income tax purposes)[2]—99.56%				1,128,454,043
Other assets in excess of liabilities—0.44%				4,967,198
Net assets (applicable to 1,133,833,433 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				1,133,421,241

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2007 and reset periodically.

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 14.59% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

GTD	Guaranteed

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ST	State

XLCA	XL Capital Assurance

Weighted average maturity—12 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2006.

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—88.30%
37,345	New York State Dormitory Authority Revenue (Cornell University), Series B	A	3.600 to 3.750	37,345,000
10,668	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B (FSA Insured)	A	3.650	10,668,000
6,422	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	3.600	6,422,000
15,300	New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B	A	3.610	15,300,000
8,000	New York State Dormitory Authority Revenue Non-State Supported Debt (Long Island University) (CIFG Insured)	A	3.790	8,000,000
5,795	New York State Dormitory Authority Revenue Non-State Supported Debt, Series C (CIFG Insured)	A	3.600	5,795,000
17,300	New York State Dormitory Authority Revenue Non-State Supported Debt (University of Rochester), Series A-l (MBIA Insured)	A	3.600	17,300,000
8,780	New York State Dormitory Authority Revenue (Wagner College)	A	3.650	8,780,000
15,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series 1598 [1]	A	3.680	15,000,000
6,000	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	3.610	6,000,000
11,750	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (AMBAC Insured)	A	3.590	11,750,000
10,400	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (FGIC Insured)	A	3.590	10,400,000
4,900	New York State Housing Finance Agency (Normandie Court I Project)	A	3.630	4,900,000
9,600	New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured)	A	3.650	9,600,000
19,600	New York State Housing Finance Agency Service Contract Revenue Refunding, Series A	A	3.630	19,600,000
9,800	New York State Housing Finance Agency Service Contract Revenue Refunding, Series D	A	3.630	9,800,000
7,600	New York State Local Government Assistance Corp. Refunding (Subordinated Lien), Series 4-V (FSA Insured)	A	3.630	7,600,000
7,395	New York State Local Government Assistance Corp., Series B	A	3.600	7,395,000
6,000	New York State Local Government Assistance Corp., Series C	A	3.600	6,000,000
12,265	New York State Local Government Assistance Corp., Series G	A	3.590	12,265,000
6,235	New York State Thruway Authority Personal Income Tax Revenue (PUTTERs), Series 1186 (FSA Insured)[1]	A	3.690	6,235,000
5,800	New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (PUTTERs), Series 1413 (AMBAC Insured)[1]	A	3.690	5,800,000

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B (CIFG Insured)	A	3.590	14,000,000
8,570	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C (CIFG Insured)	A	3.590	8,570,000
3,720	Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A	A	3.640	3,720,000
6,550	Erie County Water Authority (AMBAC Insured)	A	3.600	6,550,000
2,290	Great Neck North Water Authority Systems Revenue, Series A (FGIC Insured)	A	3.600	2,290,000
3,814	Haverstraw Stony Point Central School District (FSA Insured)	10/15/07	4.500	3,832,245
26,400	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	3.610	26,400,000
2,380	Liberty Development Corp. Revenue, Series 3843 [1]	A	3.700	2,380,000
10,000	Long Island Power Authority Electric Systems Revenue, Series 360 (FGIC Insured)[1]	A	3.690	10,000,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D (FSA Insured)	A	3.600	7,000,000
6,935	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	3.750	6,935,000
4,100	Long Island Power Authority Electric Systems Revenue, Subseries 7-A (FSA Insured)	A	3.590	4,100,000
10,375	Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured)[1]	A	3.680	10,375,000
12,395	Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding, Series A-l (XLCA Insured)	A	3.650	12,395,000
6,790	Metropolitan Transportation Authority Revenue (PUTTERs), Series 1659 (FSA Insured)[1]	A	3.690	6,790,000
5,700	Metropolitan Transportation Authority Revenue, Subseries G-2	A	3.790	5,700,000
7,015	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B (MBIA Insured)	A	3.630	7,015,000
4,625	Nassau County Interim Finance Authority, Series A (FSA Insured)	A	3.550	4,625,000
26,900	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	3.620	26,900,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	3.600	6,500,000
7,300	New York City Housing Development Corp. Special Obligation Revenue (Montefiore Medical Center), Series A	A	3.620	7,300,000
31,885	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	3.620	31,885,000

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)
4,205	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	3.640	4,205,000
3,150	New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School)	A	3.630	3,150,000
2,700	New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B	A	3.740	2,700,000
8,240	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	3.620	8,240,000
27,350	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	3.800	27,350,000
10,000	New York City Municipal Water Authority (Austin Certificates, Series 2007-132)[1]	A	3.700	10,000,000
12,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured)[1]	A	3.680	12,000,000
2,500	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A (FGIC Insured)	A	3.670	2,500,000
20,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-l	A	3.760	20,900,000
3,100	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-l	A	3.760	3,100,000
900	New York City, Series B-2, Subseries B-5 (MBIA Insured)	A	3.760	900,000
150	New York City, Series H, Subseries H-2 (MBIA Insured)	A	3.760	150,000
4,000	New York City, Series I, Subseries I-4	A	3.650	4,000,000
19,880	New York City, Subseries A-4	A	3.670 to 3.760	19,880,000
600	New York City, Subseries A-6 (FSA Insured)	A	3.670	600,000
8,385	New York City Trust for Cultural Resources Revenue (Asia Society)	A	3.610	8,385,000
9,215	New York City Trust for Cultural Resources Revenue (Museum of Broadcasting)	A	3.600	9,215,000
2,440	New York City Trust for Cultural Resources Revenue (Pierpont Morgan Library)	A	3.650	2,440,000
4,800	Niagara Falls Bridge Commission Toll Revenue, Series A (FGIC Insured)	A	3.600	4,800,000
14,285	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured)	A	3.600	14,285,000
1,000	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.750	1,000,000
9,500	Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C	A	3.630	9,500,000
15,500	Suffolk County Tax Anticipation Notes	08/16/07	4.250	15,542,534
18,700	Suffolk County Water Authority Bond Anticipation Notes	A	3.620	18,700,000
4,300	Syracuse Revenue Anticipation Notes, Series C	06/29/07	4.250	4,307,488

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)
26,100	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	3.610	26,100,000
8,820	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B (AMBAC Insured)	A	3.640	8,820,000
Total municipal bonds and notes (cost—$699,987,267)				699,987,267
Tax-exempt commercial paper—10.16%
6,500	New York City General Obligation Bonds	05/11/07	3.630	6,500,000
10,000	New York City Municipal Water Finance Authority	06/15/07	3.630	10,000,000
3,500	New York State Environmental Quality	06/14/07	3.640	3,500,000
27,581	New York State Power Authority	04/30/07 to 05/10/07	3.560 to 3.630	27,581,000
15,000	Metropolitan Transportation Authority	06/28/07 to 06/29/07	3.650	15,000,000
17,910	Port Authority of New York & New Jersey	04/05/07 to 05/08/07	3.580 to 3.670	17,910,000
Total tax-exempt commercial paper (cost—$80,491,000)				80,491,000
Total investments (cost—$780,478,267 which approximates cost for federal income tax purposes)[2]—98.46%				780,478,267
Other assets in excess of liabilities—1.54%				12,244,479
Net assets (applicable to 792,845,533 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				792,722,746

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2007 and reset periodically.

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.91% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

CIFG	CDC IXIS Financial Guaranty

FGIC	Financial Guaranty Insurance Company

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

XLCA	XL Capital Assurance

Weighted average maturity—14 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2006.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007